Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured on a recurring basis at fair value included in our Consolidated Statements of Financial Position are summarized below:

(Millions of dollars)
	December 31, 2012
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$223	$—	$223
Total Assets	$—	$223	$—	$223
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2011
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$232	$—	$232
Total Assets	$—	$232	$—	$232
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2010
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$189	$—	$189
Total Assets	$—	$189	$—	$189
Liabilities
Guarantees	$—	$—	$3	$3
Total Liabilities	$—	$—	$3	$3

Roll-forwards of assets and liabilities measured at fair value using Level 3 inputs
Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance as of December 31, 2009	$102	$4
Adjustment to adopt consolidation of variable-interest entities	(102)	—
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance as of December 31, 2010	$—	$3
Issuance of guarantees	—	4
Expiration of guarantees	—	(5)
Balance as of December 31, 2011	$—	$2
Issuance of guarantees	—	2
Expiration of guarantees	—	(2)
Balance as of December 31, 2012	$—	$2

Fair values of financial instruments
Please refer to the table below for the fair values of our financial instruments.

(Millions of dollars)	2012		2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Cash and cash equivalents	$2,080	$2,080	$1,176	$1,176	$1,676	$1,676	1
Foreign currency contracts:
In a receivable position	$10	$10	$7	$7	$6	$6	2	Note 8
In a payable position	$(5)	$(5)	$(16)	$(16)	$(9)	$(9)	2	Note 8
Cross currency contracts	$(1)	$(1)	$—	$—	$—	$—	2	Note 8
Finance receivables, net (excluding finance leases(1))	$20,189	$20,079	$17,431	$17,172	$15,444	$15,311	2	Note 2
Restricted cash and cash equivalents(2)	$19	$19	$64	$64	$91	$91	1
Short-term borrowings	$(4,651)	$(4,651)	$(3,895)	$(3,895)	$(3,852)	$(3,852)	1	Note 6
Long-term debt	$(25,077)	$(26,063)	$(21,631)	$(22,674)	$(19,362)	$(20,364)	2	Note 7
Interest rate swaps:
In a net receivable position	$228	$228	$248	$248	$211	$211	2	Note 8
In a net payable position	$(9)	$(9)	$(7)	$(7)	$(19)	$(19)	2	Note 8
Guarantees	$(2)	$(2)	$(2)	$(2)	$(3)	$(3)	3	Note 9

(1) As of December 31, 2012, 2011 and 2010, represents finance leases with a net carrying value of $7,968 million, $7,325 million and $7,299 million, respectively.
(2) Included in Other assets in the Consolidated Statements of Financial Position.